Document and Entity Information	0 Months Ended
Jun. 27, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 27, 2014
Registrant Name	Compass EMP Funds Trust
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Jun. 27, 2014
Document Effective Date	Jun. 27, 2014
Prospectus Date	Jun. 30, 2014
Compass EMP U.S. 500 Volatility Weighted Index ETF | Compass EMP U.S. 500 Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CFA
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF | Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CSF
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF | Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CFO
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF | Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CIZ
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF | Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CDC